Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,784
Gains/(losses) recorded in OCI		78
Purchases/ Issuances		79
Sales/ Settlements		(90)
Transfers into/out of Level 3		8
Fair value, ending balance		1,859	$ 1,784
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		15
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		4
Sales/ Settlements		(2)
Transfers into/out of Level 3		6
Fair value, ending balance		22	15
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			(1)
Sales/ Settlements			1
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		20	1
Purchases/ Issuances		2	1
Sales/ Settlements		(14)
Transfers into/out of Level 3		(3)	18
Fair value, ending balance		5	20
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		16
Purchases/ Issuances		2
Sales/ Settlements		(14)
Transfers into/out of Level 3		1
Fair value, ending balance		5	16
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Transfers into/out of Level 3		(4)
Fair value, ending balance			4
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,749	1,807
Gains/(losses) recorded in income		1	(11)	[2]
Gains/(losses) recorded in OCI		78	3
Purchases/ Issuances		73	84
Sales/ Settlements		(74)	(29)
Transfers into/out of Level 3		5	(105)
Fair value, ending balance		1,832	1,749
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		40
Gains/(losses) recorded in income		(2)
Gains/(losses) recorded in OCI		3
Fair value, ending balance		41	40
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(2)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,709
Gains/(losses) recorded in income		3
Gains/(losses) recorded in OCI		75
Purchases/ Issuances		73
Sales/ Settlements		(74)
Transfers into/out of Level 3		5
Fair value, ending balance		1,791	1,709
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	3
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3		6
Fair value, ending balance		6
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		27
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		3
Transfers into/out of Level 3		(5)
Fair value, ending balance		24	27
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(1)
Derivative financial assets [member] | Credit contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income		1
Sales/ Settlements		(1)
Fair value, ending balance		2	2
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		10
Gains/(losses) recorded in income		(1)
Fair value, ending balance		9	10
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Derivative financial assets [member] | Foreign Exchange and Gold Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Transfers into/out of Level 3		(2)
Fair value, ending balance			2
Derivative financial assets [member] | Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		15	18
Gains/(losses) recorded in income	[2]		(6)
Purchases/ Issuances			2
Transfers into/out of Level 3			1
Fair value, ending balance			15
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Transfers into/out of Level 3		2
Fair value, ending balance			(2)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(17)
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		1
Transfers into/out of Level 3		5
Fair value, ending balance		(12)	(17)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(1)
Credit contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Gains/(losses) recorded in income		1
Sales/ Settlements		(1)
Fair value, ending balance		(1)	(1)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	1
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Fair value, ending balance		$ (6)	$ (6)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.